Acquisitions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) Business	Sep. 30, 2024 USD ($) Business	Sep. 30, 2023 USD ($) Business
Acquisitions [Line Items]
Number of businesses acquired | Business	4	2	3
Profinit And Mobia [Member]
Acquisitions [Line Items]
Description of business entity acquisitions	the Company completed four business acquisitions
Mobia Profinit and Additional [Member]
Acquisitions [Line Items]
Business acquisition, Cash Paid	$ 84,000
Teoco Procom and Additional [Member]
Acquisitions [Line Items]
Business acquisition, Cash Paid			$ 130,318
Description of business entity acquisitions			the Company completed three business acquisitions
Astadia and Additional [Member]
Acquisitions [Line Items]
Business acquisition, Cash Paid		$ 84,007
Description of business entity acquisitions		the Company completed two business acquisitions